Investment in Weibo (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
		Apr. 30, 2014	Apr. 17, 2014	Apr. 29, 2013	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Apr. 16, 2014
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold						$ 26,399	$ 13,779		$ 31,242
Gain (Loss) on fair value change of investor option liability	[1],[2]						(46,972)		21,064
Amount due to SINA						12,188	24,279	[3]
IPO
Investment in Weibo
Amount invested in Weibo							301,278
Convertible preferred shares
Investment in Weibo
Carrying Amount										$ 479,612
Shares outstanding										30,046,154
Class A ordinary shares | IPO
Investment in Weibo
Issuance of shares (in shares)					19,320,000
SINA
Investment in Weibo
Number of shares repurchased		2,923,478
Payment for repurchase of ordinary shares		$ 42,200
Deemed contribution from SINA	[1]						61,176		13,092
Amount due to SINA						$ 12,188	24,279
Interest amount waived									8,500
SINA | Amount due to SINA
Investment in Weibo
Interest rate, minimum						2.55%
Interest rate, maximum						3.05%
Loan payable to SINA				$ 250,000
Amount due to SINA				250,000		$ 12,200	24,300		285,200
Interest amount waived				8,500
Alibaba
Investment in Weibo
Amount invested in Weibo							42,224		39,038
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold									27,100
Deemed contribution from Alibaba	[1]						15,300
Alibaba
Investment in Weibo
Amount invested in Weibo				$ 585,800
Ownership interest on a fully diluted basis (as a percent)				18.00%
Maximum percentage of ownership interest to be reached under option granted			30.00%	30.00%
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest				25.00%
Investor option liability				$ 50,600						$ 76,500
Gain (Loss) on fair value change of investor option liability							$ (47,000)		21,100
Alibaba | Convertible preferred shares
Investment in Weibo
Issuance of shares (in shares)				30,000,000
Alibaba | Class A ordinary shares
Investment in Weibo
Issuance of shares (in shares)				4,800,000
Number of ordinary shares acquired by investor			29,990,778
Initial fair value of ordinary shares recognized as non-controlling interest				$ 54,200
Number of vested options repurchased				3,500,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold									$ 27,100
Percentage of discount applied on IPO offering price per share to calculate exercise price of option				15.00%
Threshold amount of equity valuation considered to calculate exercise price of option				$ 5,500,000
Alibaba | Class A ordinary shares | IPO
Investment in Weibo
Number of ordinary shares acquired by investor			6,000,000
Alibaba | SINA
Investment in Weibo
Number of ordinary shares acquired by investor			23,990,778
Percentage discount to IPO price applied to the shares acquired			15.00%
Alibaba | SINA | IPO
Investment in Weibo
Percentage discount to IPO price applied to the shares acquired			15.00%
Alibaba | SINA | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor			21,067,300
Alibaba | SINA | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor			2,923,478
Percentage of discount applied on IPO offering price per share to calculate exercise price of option			15.00%

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).